Note 16 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2018	2017	2016

Salaries	$1,216,250	$932,133	$2,047,634
Share-based payments (1)	2,449,683	2,110,773	3,061,686

Total	$3,665,933	$3,042,906	$5,109,320